Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Total	Equity attributable to owners of parent [member]	Capital	Additional paid-in capital	Capital reserves	Retained earnings	Cumulative translation adjustment	Non- controlling interests
Beginning balance at Dec. 31, 2022	$ 513,458	$ 552,788	$ 15	$ 485,180	$ 1,495	$ 77,576	$ (11,478)	$ (39,330)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(992)	(533)					(533)	(459)
Issue of equity	15,514	15,514		15,514				0
Profit (loss)	120,815	118,400				118,400		2,415
Dividends recognised as distributions to owners of parent	(148,808)	(145,145)				(145,145)		3,663
Increase (decrease) through share-based payment transactions, equity	(1,465)	(1,465)		0	1,465
Capital Contributions By Non Controlling Interest	4,743							4,743
Non-controlling Interests On Acquisition Of Subsidiaries	(15,147)							15,147
Ending balance at Dec. 31, 2023	521,342	542,489	15	500,694	2,960	50,831	(12,011)	(21,147)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(50,445)	(56,206)					(56,206)	5,761
Issue of equity	(74,904)	74,904		(74,904)				0
Transfer to retained earnings				(48,359)
Profit (loss)	75,687	71,875				71,875		3,812
Dividends recognised as distributions to owners of parent	(139,127)	(132,383)		48,359		(84,024)		6,744
VBI gross obligation derecognized	(2,449)	(38,682)				(38,682)		36,233
Tria gross obligation recognized	(17,117)							(17,117)
Increase (decrease) through share-based payment transactions, equity	19,081	19,081			19,081
Capital Contributions By Non Controlling Interest	2,452							2,452
Non-controlling Interests On Acquisition Of Subsidiaries	(6,604)							(6,604)
Ending balance at Dec. 31, 2024	490,932	481,078	15	527,239	22,041	0	(68,217)	9,854
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	46,958	43,901					43,901	3,057
Issue of equity	(71,657)	71,657	1	(71,656)				0
Transfer to retained earnings				(9,491)
Profit (loss)	90,545	85,651				85,651		4,894
Dividends recognised as distributions to owners of parent	(97,961)	(95,142)		9,491		(85,651)		(2,819)
Share-based incentive plan shares vested	(234)	(234)			(234)
Share-based incentive plans raised	36,466	36,466			36,466
Share-based incentive plans settled	(11,627)	(11,627)			(11,627)
Capital Contributions By Non Controlling Interest	6,683							6,683
Ending balance at Dec. 31, 2025	$ 633,419	$ 611,750	$ 16	$ 589,404	$ 46,646	$ 0	$ (24,316)	$ 21,669